Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
21.	COMMITMENTS AND CONTINGENCIES

Operating lease commitments

As of December 31, 2012, the Company had future minimum lease payments under non-cancellable operating leases with initial terms in excess of one year as follows:

US$

2013	6,838
2014	4,516
2015	3,787
2016	3,409
2017 and thereafter	1,314

19,864

Payments under operating leases are expensed on a straight-line basis over the periods of their respective leases. The Company’s lease arrangements have no renewal options, rent escalation clauses, restrictions or contingent rents and are all conducted with third parties, except for the building leased from a related party as disclosed in Note 19(b). For the years ended December 31, 2010, 2011 and 2012, total rental expenses for all operating leases amounted to US$7,327, US$11,503 and US$13,460, respectively.

Variable interest entity structure

In the opinion of management, (i) the ownership structure of the Company and the PRC Domestic Entities is in compliance with existing PRC laws and regulations; (ii) the contractual arrangements with the PRC Domestic Entities and their shareholders are valid and binding, and will not result in any violation of PRC laws or regulations currently in effect; and (iii) the Group’s business operations are in compliance with existing PRC laws and regulations in all material respects.

However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to its opinion. If the current ownership structure of the Group and its contractual arrangements with the PRC Domestic Entities are found to be in violation of any existing or future PRC laws and regulations, the Group may be required to restructure its ownership structure and operations in the PRC to comply with the changing and new PRC laws and regulations. In the opinion of management, the likelihood of loss in respect of the Group’s current ownership structure or the contractual arrangements with the PRC Domestic Entities is remote based on current facts and circumstances.

Income taxes

As of December 31, 2012, the Group has recognized US$15,336 accrual for unrecognized tax benefits (Note 17). The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of statutes of limitation. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties. As of December 31, 2012, the Group classified the accrual for unrecognized tax benefits as a current liability.